Share-Based Compensation Employee Stock Purchase Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 46.5	$ 29.2	$ 21.4
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date	15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4.3
Stock Issued During Period, Shares, Employee Stock Purchase Plans	0.1	0.1	0.1
Share-based compensation expense	$ 0.7	$ 0.6	$ 0.5
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0.7